Segmented Information	6 Months Ended
Jul. 31, 2024
Segmented Information
Segmented Information

Note 21 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Revenues
United States	109,631	96,822	211,196	187,338
Europe, Middle-East and Africa	38,426	33,652	73,560	67,307
Canada	10,389	8,337	20,360	16,624
Asia Pacific	4,979	4,582	9,657	8,738
	163,425	143,393	314,773	280,007

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Revenues
Services	146,244	130,744	284,079	254,854
Professional services and other	15,795	11,282	28,768	22,826
License	1,386	1,367	1,926	2,327
	163,425	143,393	314,773	280,007

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	July 31,	January 31,
	2024	2024
Total long-lived assets
United States	211,189	178,843
Europe, Middle-East and Africa	56,957	26,298
Canada	38,824	47,072
Asia Pacific	8,940	10,386
	315,910	262,599